Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE INCOME FUND, INC.
Entity Central Index Key	0000202927
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005559
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	Investor Class
Trading Symbol	PRTAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Investor Class	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 2,221,061,000
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,221,061
Number of Portfolio Holdings	621

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Georgia	9.7%
Texas	9.0
New York	8.4
California	6.8
Virginia	6.2
Maryland	5.9
Puerto Rico	5.3
Illinois	5.3
District of Columbia	3.7
Other	39.7

Industry Allocation (as a % of Net Assets)

Health Care	18.0%
Transportation	13.3
Housing	12.7
Special Tax	11.5
Education	8.1
General Obligations - State	6.9
General Obligations - Local	4.7
Leasing	4.1
Water & Sewer	2.7
Other	18.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005560
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	Advisor Class
Trading Symbol	PATAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - Advisor Class	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 2,221,061,000
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,221,061
Number of Portfolio Holdings	621

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Georgia	9.7%
Texas	9.0
New York	8.4
California	6.8
Virginia	6.2
Maryland	5.9
Puerto Rico	5.3
Illinois	5.3
District of Columbia	3.7
Other	39.7

Industry Allocation (as a % of Net Assets)

Health Care	18.0%
Transportation	13.3
Housing	12.7
Special Tax	11.5
Education	8.1
General Obligations - State	6.9
General Obligations - Local	4.7
Leasing	4.1
Water & Sewer	2.7
Other	18.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193190
Shareholder Report [Line Items]
Fund Name	Tax-Free Income Fund
Class Name	I Class
Trading Symbol	TFILX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Income Fund - I Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 2,221,061,000
Holdings Count | Holding	621
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,221,061
Number of Portfolio Holdings	621

Holdings [Text Block]

State Allocation (as a % of Net Assets)

Georgia	9.7%
Texas	9.0
New York	8.4
California	6.8
Virginia	6.2
Maryland	5.9
Puerto Rico	5.3
Illinois	5.3
District of Columbia	3.7
Other	39.7

Industry Allocation (as a % of Net Assets)

Health Care	18.0%
Transportation	13.3
Housing	12.7
Special Tax	11.5
Education	8.1
General Obligations - State	6.9
General Obligations - Local	4.7
Leasing	4.1
Water & Sewer	2.7
Other	18.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless